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                            Prudential Mutual Funds
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                        Supplement dated April 29, 2003

   On December 12, 2002 the Boards of Directors/Trustees of certain of the Prudential Mutual Funds voted to change the names of their respective Funds, effective on or about June 30, 2003. Listed below is the new name of each Fund and the date of each Prospectus to which this Supplement relates.

Current Name                                       New Name                                           Prospectus Date
-----------------------------------------------    -----------------------------------------------    -------------------
Prudential California Municipal Fund               Dryden California Municipal Fund                   October 24, 2002
  California Income Series                           California Income Series
  California Money Market Series                     California Money Market Series
  California Series                                  California Series

Prudential Core Investment Fund                    Dryden Core Investment Fund                        March 28, 2003

Prudential Equity Fund, Inc.                       Strategic Partners Equity Fund, Inc.               February 28, 2003

Prudential Global Total Return Fund, Inc.          Dryden Global Total Return Fund, Inc.              February 28, 2003

Prudential Government Income Fund, Inc.            Dryden Government Income Fund, Inc.                April 30, 2002

Prudential Government Securities Trust             Dryden Government Securities Trust                 January 31, 2003
  Money Market Series                                Money Market Series
  U.S. Treasury Money Market Series                  U.S. Treasury Money Market Series

Prudential High Yield Fund, Inc.                   Dryden High Yield Fund, Inc.                       February 28, 2003

Prudential Index Series Fund                       Dryden Index Series Fund                           November 27, 2002
  Prudential Stock Index Fund                        Dryden Stock Index Fund

The Prudential Investment Portfolios, Inc.         The Prudential Investment Portfolios, Inc.         November 27, 2002
  Prudential Active Balanced Fund                    Dryden Active Balanced Fund
  Prudential Jennison Growth Fund                    Jennison Growth Fund
  Prudential Jennison Equity Opportunity Fund        Jennison Equity Opportunity Fund

Prudential MoneyMart Assets, Inc.                  MoneyMart Assets, Inc.                             February 27, 2003

Prudential Municipal Bond Fund                     Dryden Municipal Bond Fund                         June 28, 2002
  High Income Series                                 High Income Series
  Insured Series                                     Insured Series

Prudential Municipal Series Fund                   Dryden Municipal Series Fund                       October 24, 2002
  Florida Series                                     Florida Series
  New Jersey Money Market Series                     New Jersey Money Market Series
  New Jersey Series                                  New Jersey Series
  New York Money Market Series                       New York Money Market Series
  New York Series                                    New York Series
  Pennsylvania Series                                Pennsylvania Series

Prudential National Municipals Fund, Inc.          Dryden National Municipals Fund, Inc.              February 28, 2003

Prudential Natural Resources Fund, Inc.            Jennison Natural Resources Fund, Inc.              July 30, 2002

Prudential Real Estate Securities Fund             Strategic Partners Real Estate Securities Fund     May 24, 2002

Prudential Sector Funds, Inc.                      Jennison Sector Funds, Inc.                        January 29, 2003
  Prudential Financial Services Fund                 Jennison Financial Services Fund
  Prudential Health Sciences Fund                    Jennison Health Sciences Fund
  Prudential Technology Fund                         Jennison Technology Fund
  Prudential Utility Fund                            Jennison Utility Fund

Prudential Short-Term Bond Fund, Inc.              Dryden Short-Term Bond Fund, Inc.                  February 19, 2003
  Prudential Short-Term Corporate Bond Fund          Dryden Short-Term Corporate Bond Fund

Prudential Small Company Fund, Inc.                Jennison Small Company Fund, Inc.                  November 27, 2002

Prudential Tax-Free Money Fund, Inc.               Dryden Tax-Free Money Fund, Inc.                   February 27, 2003

Prudential Tax-Managed Small-Cap Fund, Inc.        Dryden Tax-Managed Small-Cap Fund, Inc.            December 30, 2002

Prudential Tax-Managed Funds                       Dryden Tax-Managed Funds                           December 30, 2002
  Prudential Tax-Managed Equity Fund                 Dryden Tax-Managed Equity Fund

Prudential Total Return Bond Fund, Inc.            Dryden Total Return Bond Fund, Inc.                February 28, 2003

Prudential 20/20 Focus Fund                        Jennison 20/20 Focus Fund                          March 28, 2003


MF2003C4

Current Name                                       New Name                                           Prospectus Date
-----------------------------------------------    -----------------------------------------------    -------------------
Prudential U.S. Emerging Growth Fund, Inc.         Jennison U.S. Emerging Growth Fund, Inc.           December 30, 2002

Prudential Value Fund                              Jennison Value Fund                                December 30, 2002

Prudential World Fund, Inc.                        Prudential World Fund, Inc.                        December 30, 2002
  Prudential Global Growth Fund                      Jennison Global Growth Fund
  Prudential Jennison International Growth Fund      Jennison International Growth Fund
  Prudential International Value Fund                Strategic Partners International Value Fund

   Shareholders in possession of stock certificates should return their certificates for deposit under the new fund name. Certificates must be mailed via Certified or Registered Mail to the address indicated below:


                                  Prudential Mutual Fund Services
                                  Attn: Account Services
                                  2101 Welsh Road
                                  Dresher, PA 19025